Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 30, 2025